SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

On November 4, 2025, at the Annual and Special General Meeting of the shareholders a resolution was approved to increase the authorized capital stock of the Company from 15,000,000 ordinary shares to 19,000,000 ordinary shares.